Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes [Abstract]
Income before income tax expense from China	$ 11,136,874	$ 7,252,723	$ 2,764,578
Loss before income tax expense from outside of China	(1,730,009)	(797,287)	(113,203)
Income Before Income Taxes	$ 9,406,865	$ 6,455,436	$ 2,651,375